ENTITY-WIDE DISCLOSURE (Tables)	12 Months Ended
Dec. 31, 2016
Segments, Geographical Areas [Abstract]
Schedule of total revenues by geographical location
Total revenues - by geographical location were as follows:

	Year ended December 31,
	2016	2015	2014
	Total revenues	Total revenues	Total revenues
Sale of products
Israel	$5,005	$4,102	$4,807
United states	18,350	20,013	18,886
France	2,495	3,720	3,642
Other	4,581	3,504	4,028
	$30,431	$31,339	$31,363

	Year ended December 31,
	2016	2015	2014
	Total revenues	Total revenues	Total revenues
Sale of Services
Israel	$2,665	$814	$834
United states	39,596	32,738	31,267
Other	23,102	20,716	17,262
	$65,363	$54,268	$49,363

Schedule of long-lived assets by geographical location
Total long-lived assets - by geographical location were as follows:

	December 31,
	2016	2015

Israel	$12,349	$12,481
United states	8,949	6,453
Total	$21,298	$18,934